Fair value measurement (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Recurring Balance at end of year CNY	Dec. 31, 2012 Recurring Balance at end of year CNY	Dec. 31, 2013 Recurring Quoted Prices in Active Markets for Identical Assets (Level 1) CNY	Dec. 31, 2012 Recurring Quoted Prices in Active Markets for Identical Assets (Level 1) CNY	Dec. 31, 2013 Recurring Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2012 Recurring Significant Other Observable Inputs (Level 2) CNY
Cash equivalents:
Time deposits				108,919,301	136,987,337			108,919,301	136,987,337
Money market fund				786,536	629,374	786,536	629,374
Restricted cash and time deposits	37,349,059	226,100,000	891,462,180	226,100,000	891,462,180			226,100,000	891,462,180
Short-term investments:
Available-for-sale securities				1,138,318,921	967,792,000			1,138,318,921	967,792,000
Time deposits				169,573,968	541,092,886			169,573,968	541,092,886
Non current assets
Long-term time deposits	17,862,710	108,135,489	51,465,395	108,135,489	51,465,395			108,135,489	51,465,395
Restricted time deposits	1,255,079	7,597,873	7,814,450	7,597,873	7,814,450			7,597,873	7,814,450
Total assets				1,759,432,088	2,597,243,622	786,536	629,374	1,758,645,552	2,596,614,248